Debt - Narrative (Details)	1 Months Ended				12 Months Ended
	Nov. 30, 2020 USD ($) tranche offering $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) tranche	Apr. 30, 2020 USD ($) shares $ / shares	Nov. 30, 2020 USD ($) day shares offering tranche $ / shares	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2020 EUR (€) tranche offering	Jul. 31, 2020 USD ($) tranche	Jul. 31, 2020 EUR (€) tranche	Jun. 30, 2020 EUR (€) tranche
Debt Instrument [Line Items]
Proceeds from short term debt					$ 525,000,000	$ 0	$ 2,000,000
Repayments of short term debt					$ 526,000,000	0	2,000,000
Debt instrument, convertible, conversion ratio					3.0
Debt instrument, convertible, equity component minimum threshold					$ 5,000,000,000.0
Debt instrument, convertible, debt to capital ratio maximum threshold					65.00%
Line of credit, maturity period					12 years
Loss on extinguishment of debt					$ (464,000,000)	$ 0	$ 0
November Registered Direct Offering
Debt Instrument [Line Items]
Number of registered direct offerings | offering	2				2			2
Common stock | August Registered Direct Offering
Debt Instrument [Line Items]
Shares issued (in shares) | shares		99,200,000
Price per share (in dollars per share) | $ / shares		$ 14.02
Common stock | November Registered Direct Offering, Sale One
Debt Instrument [Line Items]
Shares issued (in shares) | shares	57,400,000
Price per share (in dollars per share) | $ / shares	$ 18.05				$ 18.05
Common stock | November Registered Direct Offering, Sale Two
Debt Instrument [Line Items]
Shares issued (in shares) | shares	10,400,000
Price per share (in dollars per share) | $ / shares	$ 17.59				$ 17.59
Senior Notes 3.95% due in 2020 and Senior Notes 1.625% due in 2021
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ 5,000,000
Export credit facilities with financial covenant waivers
Debt Instrument [Line Items]
Long-term debt	$ 7,300,000,000				7,300,000,000
Bank loans with financial covenant waivers
Debt Instrument [Line Items]
Long-term debt	2,100,000,000				2,100,000,000
Bank loans remaining with financial covenant waivers
Debt Instrument [Line Items]
Long-term debt	479,000,000				479,000,000
Secured Debt | Senior Secured Notes due 2023
Debt Instrument [Line Items]
Debt instrument, face amount				$ 4,000,000,000.0
Debt instrument, interest rate (percent)				11.50%
Debt Instrument, collateral	27,800,000,000				$ 27,800,000,000
Secured Debt | Senior Secured Notes due 2023 | Maximum | On or After January 1, 2023
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage (less than 98%)					101.00%
Secured Debt | Senior Secured Term Loan Facility due 2025
Debt Instrument [Line Items]
Debt instrument, face amount			$ 2,800,000,000
Number of tranches | tranche			2								2
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche One
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,900,000,000
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche One | LIBOR
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)			1.00%
Debt instrument, variable rate (percent)			7.50%
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche Two
Debt Instrument [Line Items]
Debt instrument, face amount | €											€ 800,000,000
Secured Debt | Senior Secured Term Loan Facility due 2025, Tranche Two | Eurodollar
Debt Instrument [Line Items]
Debt instrument, floor rate on variable rate (percentage)			0.00%
Debt instrument, variable rate (percent)			7.50%
Secured Debt | Senior Secured Term Loan Facility due 2026
Debt Instrument [Line Items]
Debt instrument, face amount									$ 1,300,000,000
Number of tranches | tranche									2	2
Secured Debt | Senior Secured Term Loan Facility due 2026, Tranche One
Debt Instrument [Line Items]
Debt instrument, face amount									$ 775,000,000
Debt instrument, interest rate (percent)									10.50%	10.50%
Secured Debt | Senior Secured Term Loan Facility due 2026, Tranche Two
Debt Instrument [Line Items]
Debt instrument, face amount | €										€ 425,000,000
Debt instrument, interest rate (percent)									10.10%	10.10%
Secured Debt | Senior Secured Term Loan Facility due 2027
Debt Instrument [Line Items]
Debt instrument, face amount		$ 900,000,000
Debt instrument, interest rate (percent)		9.90%
Unsecured Debt | Senior Unsecured Term Loan Facility due 2026
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,000,000,000.0				$ 2,000,000,000.0
Number of tranches | tranche	2				2			2
Unsecured Debt | Senior Unsecured Term Loan Facility due 2026, Tranche One
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,500,000,000				$ 1,500,000,000
Debt instrument, interest rate (percent)	7.60%				7.60%			7.60%
Unsecured Debt | Senior Unsecured Term Loan Facility due 2026, Tranche Two
Debt Instrument [Line Items]
Debt instrument, face amount | €								€ 500,000,000
Debt instrument, interest rate (percent)	7.60%				7.60%			7.60%
Convertible | Senior Convertible Notes due 2023
Debt Instrument [Line Items]
Long-term debt	$ 461,000,000				$ 461,000,000
Debt instrument, face amount				$ 2,000,000,000.0
Debt instrument, interest rate (percent)				5.75%
Debt instrument, convertible, number of shares | shares				100
Conversion rate, amount				$ 1,000
Debt instrument, conversion price (in dollars per share) | $ / shares				$ 10
Repurchase amount	590,000,000	$ 886,000,000			590,000,000
Loss on extinguishment of debt					464,000,000
Debt instrument, convertible, carrying amount	$ 286,000,000				$ 286,000,000
Debt instrument, effective interest rate (percentage)	12.90%				12.90%			12.90%
Debt instrument, convertible, carrying amount, after partial repurchase	$ 0				$ 0
Convertible | Senior Convertible Notes due 2023 | Measurement Period
Debt Instrument [Line Items]
Conversion rate, amount					$ 1,000
Convertible threshold trading days | day					5
Convertible threshold consecutive trading days | day					5
Convertible | Senior Convertible Notes due 2023 | On or After January 1, 2023
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage (less than 98%)					100.00%
Debt instrument, convertible, number of shares | shares					100
Conversion rate, amount					$ 1,000
Convertible | Senior Convertible Notes due 2023 | Minimum | Before January 1, 2023
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage (less than 98%)					130.00%
Convertible threshold trading days | day					20
Convertible threshold consecutive trading days | day					30
Convertible | Senior Convertible Notes due 2023 | Minimum | Measurement Period
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage (less than 98%)					98.00%